Other Long-Term Assets - Summary of Assets, Liabilities, Partners' Equity and Equity (Income) Loss (Details) - CAD ($) $ in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Current assets	$ 4,361	$ 4,361	$ 4,487
Current liabilities	5,078	5,078	6,637
Partners’ equity	32,380	32,380	34,991	$ 31,974
Product sales		17,491	24,394	22,282
Net loss		435	(5,416)	(2,591)
Depletion, depreciation and amortization		6,046	5,546	5,161
Interest and other financing expense		756	836	$ 739
North West Redwater Partnership
Disclosure of joint ventures [line items]
Current assets	115	115	124
Non-current assets	5,549	5,549	5,664
Current liabilities	1,573	1,573	192
Non-current liabilities	4,244	4,244	5,655
Partners’ equity	(153)	(153)	(59)
Product sales		674	868
Net loss		94	346
Depletion, depreciation and amortization		107	76
Interest and other financing expense		$ 210	199
Refining toll payment made to joint venture	$ 174
Percent of pro rata share of debt company has committed paying to joint venture	25.00%	25.00%
North West Redwater Partnership
Disclosure of joint ventures [line items]
Current assets	$ 230	$ 230	248
Non-current assets	11,098	11,098	11,328
Current liabilities	3,146	3,146	384
Non-current liabilities	8,488	8,488	11,310
Partners’ equity	$ (306)	(306)	(118)
Product sales		1,348	1,736
Net loss		188	692
Depletion, depreciation and amortization		214	152
Interest and other financing expense		$ 420	$ 398